Deferred expenses	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred expenses

29 Deferred expenses

		2018		2017
DPAC for insurance contracts and investment contracts with discretionary participation features		10,457		9,688
Deferred cost of reinsurance		23		41
Deferred transaction costs for investment management services		431		406
At December 31		10,910		10,135

Current		957		838

Non-current		9,953		9,297

	DPAC	Deferred costs of reinsurance	Deferred transaction costs
At January 1, 2018	9,688	41	406
Costs deferred during the year	802	-	29
Amortization through income statement	(914)	(19)	(23)
Shadow accounting adjustments	455	-	-
Impairments	-	-	-
Net exchange differences	433	1	18
Transfers to disposal groups	-	-	-
Other	(7)	-	-
At December 31, 2018	10,457	23	431

	DPAC	Deferred costs of reinsurance	Deferred transaction costs
At January 1, 2017	10,882	60	481
Costs deferred during the year	938	-	41
Amortization through income statement	(770)	(13)	(29)
Shadow accounting adjustments	(216)	-	-
Impairments	-	-	(36)
Net exchange differences	(1,227)	(7)	(52)
Transfers to disposal groups	(6)	-	-
Other	88	-	-
At December 31, 2017	9,688	41	406
Deferred expenses are predominantly impacted by regular amortizations, adjustments for differences between projections versus realizations of deferral schemes and changes in foreign exchange rates.